CONSOLIDATED BALANCE SHEETS (USD $)	Jan. 31, 2013	Jan. 31, 2012
Current assets:
Cash	$ 259,200	$ 828,181
Other receivables	0	5,907
Prepaid expenses	16,283	27,556
Total current assets	275,483	861,644
Property and equipment, net	6,104	7,865
Mining rights	91,250	47,500
Total assets	372,837	917,009
Current liabilities:
Accounts payable	47,466	50,333
Accounts payable - related party	101,873	0
Derivative liabilities	327,661	1,817,100
Other accrued liabilities - related party	56,500	2,500
Total current liabilities	533,500	1,869,933
Total liabilities	533,500	1,869,933
Stockholders' deficit:
Preferred stock, par value $0.001 per share, 22,000,000 shares authorized; 22,000,000 shares issued and outstanding	22,000	22,000
Common stock, par value $0.001 per share, 300,000,000 shares authorized; 115,201,260 and 109,451,260 shares issued and outstanding at January 31, 2013 and 2012, respectively	115,201	109,451
Additional paid-in capital	2,534,588	2,037,546
Deficit accumulated during the exploration stage	(2,832,452)	(3,121,921)
Total stockholders' deficit	(160,663)	(952,924)
Total liabilities and stockholders' deficit	$ 372,837	$ 917,009